Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
C000024648
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Average Annual Return, Percent	10.29%	4.73%	3.76%
C000024650
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares with sales load
Average Annual Return, Percent	14.90%	5.03%	3.68%
C000024651
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F Shares with sales load
Average Annual Return, Percent	14.58%	5.67%	4.22%
C000130424
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R Shares
C000114947
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Without Sales Load [Member] | C000024648
Average Annual Return [Line Items]
Average Annual Return, Percent	16.73%	5.91%	4.35%
Without Sales Load [Member] | C000024650
Average Annual Return [Line Items]
Average Annual Return, Percent	15.90%	5.03%	3.68%
Without Sales Load [Member] | C000024651
Average Annual Return [Line Items]
Average Annual Return, Percent	16.74%	5.88%	4.33%
Without Sales Load [Member] | C000130424
Average Annual Return [Line Items]
Average Annual Return, Percent	16.64%	5.79%	4.18%
Without Sales Load [Member] | C000114947
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	6.17%	4.60%
FEDERATED INDEX: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.76%	13.34%
FEDERATED INDEX: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.76%	13.34%
FEDERATED INDEX: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.76%	13.34%
FEDERATED INDEX: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.76%	13.34%
FEDERATED INDEX: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	33.89%	15.76%	13.34%
FEDERATED INDEX: 40% Russell 1000® Value Index/20% Bloomberg EM Seasoned ex Aggregate/Eurodollar Index/20% Bloomb
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	19.67%	6.13%	6.07%
FEDERATED INDEX: Bloomberg US Universal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Bond Index
Average Annual Return, Percent	7.53%	0.39%	1.87%
FEDERATED INDEX: Morningstar Allocation Funds Average – 30% to 50% Equity
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Allocation Funds Average
Average Annual Return, Percent	14.81%	4.73%	4.37%
FEDERATED INDEX: 40% Russell 1000® Value Index/20% Bloomberg EM Seasoned ex Aggregate/Eurodollar Index/20% Bloomb
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	19.67%	6.13%	6.07%
FEDERATED INDEX: Bloomberg US Universal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Bond Index
Average Annual Return, Percent	7.53%	0.39%	1.87%
FEDERATED INDEX: Morningstar Allocation Funds Average – 30% to 50% Equity
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Allocation Funds Average
Average Annual Return, Percent	14.81%	4.73%	4.37%
FEDERATED INDEX: 40% Russell 1000® Value Index/20% Bloomberg EM Seasoned ex Aggregate/Eurodollar Index/20% Bloomb
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	19.67%	6.13%	6.07%
FEDERATED INDEX: Bloomberg US Universal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Bond Index
Average Annual Return, Percent	7.53%	0.39%	1.87%
FEDERATED INDEX: Morningstar Allocation Funds Average – 30% to 50% Equity
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Allocation Funds Average
Average Annual Return, Percent	14.81%	4.73%	4.37%
FEDERATED INDEX: 40% Russell 1000® Value Index/20% Bloomberg EM Seasoned ex Aggregate/Eurodollar Index/20% Bloomb
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	19.67%	6.13%	6.07%
FEDERATED INDEX: Bloomberg US Universal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Bond Index
Average Annual Return, Percent	7.53%	0.39%	1.87%
FEDERATED INDEX: Morningstar Allocation Funds Average – 30% to 50% Equity
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Allocation Funds Average
Average Annual Return, Percent	14.81%	4.73%	4.37%
FEDERATED INDEX: 40% Russell 1000® Value Index/20% Bloomberg EM Seasoned ex Aggregate/Eurodollar Index/20% Bloomb
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	19.67%	6.13%	6.07%
FEDERATED INDEX: Bloomberg US Universal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Bond Index
Average Annual Return, Percent	7.53%	0.39%	1.87%
FEDERATED INDEX: Morningstar Allocation Funds Average – 30% to 50% Equity
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Allocation Funds Average
Average Annual Return, Percent	14.81%	4.73%	4.37%